Changes in capital accounts, detail (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	146,662	159,996
Grants in Period		53,333	213,331
Vested in Period	(66,664)	(66,667)	(53,335)
Number of shares, ending balance	79,998	146,662	159,996
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 12.95	$ 15.00
Grants in Period, Weighted Average Grant Date Fair Value		$ 7.50	$ 15.00
Vested in Period, Weighted Average Grant Date Fair Value	$ 13.50	$ 13.50	$ 15.00
Weighted average grant date fair value, ending balance	$ 12.50	$ 12.95	$ 15.00